OCEAN PARK INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
4,869	iShares MSCI Brazil ETF	$ 125,864
3,770	iShares MSCI EAFE Small-Cap ETF	239,508
873	iShares MSCI Japan ETF	59,853
2,390	iShares MSCI Mexico ETF	121,794
1,043	iShares MSCI South Korea ETF	56,364
15,062	Vanguard FTSE All-World ex-US ETF	913,661
12,892	Vanguard FTSE Emerging Markets ETF	583,492
2,811	Vanguard International Dividend Appreciation ETF	233,144
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,359,982)	2,333,680

	TOTAL INVESTMENTS - 99.8% (Cost $2,359,982)	$ 2,333,680
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	3,868
	NET ASSETS - 100.0%	$ 2,337,548

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International